A:497j




                                             December 23, 1998



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Dreyfus Growth and Value Funds, Inc. (the "Fund")
          Registration Statement File Nos. 33-51061; 811-7123

Ladies and Gentlemen:

     This filing is being made pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), for the purpose of informing the SEC that there were no material or non-material changes since the Registrant's Post-Effective Amendment No. 20, filed with the SEC on December 17, 1998.

     If you have any questions or comments on the attached, please do not hesitate to contact the undersigned at (212) 922-6855.


                                        Very truly yours,



                                        Lisa R. Grosswirth




cc:  Stroock & Stroock & Lavan
     Ernst & Young
     Michael A. Rosenberg